Definition of Terms in Portfolio Name	Oct. 30, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust consists of a portfolio of common stocks. The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust invests at least 80% of its assets in biotechnology companies. Biotechnology companies are companies classified under the Biotechnology or Life Sciences Tools & Services industries of the Global Industry Classification Standard (GICS). The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the health care sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our selection process attempts to find the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.